Investments, AFS debt securities - Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Fair Value
Total	₨ 9,910,174.3	$ 116,003.4	₨ 8,295,487.1
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	49,908.7
Over one year through five years	62,426.7
Over five years through ten years	250.9
Over ten years	17.2
Amortized Cost	112,603.5
Fair Value
Within one year	50,240.6	588.1
Over one year through five years	63,131.6	739.0
Over five years through ten years	260.0	3.0
Over ten years	17.9	0.2
Total	₨ 113,650.1	$ 1,330.3